Trade and Other Receivables - Summary of Trade and Other Receivables, Net (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 478,170,067	$ 406,968,537
Trade receivables, Current	417,927,182	380,379,326
Other receivables, Current	60,242,885	26,589,211
Trade and other receivables, Non-current	60,527,843	36,182,399
Trade receivables, Non-current	2,046,845	1,917,828
Other receivables, Non-current	58,480,998	34,264,571
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	527,649,947	463,626,345
Trade receivables, Current	457,053,617	415,039,522
Other receivables, Current	70,596,330	48,586,823
Trade and other receivables, Non-current	60,527,843	36,182,399
Trade receivables, Non-current	2,046,845	1,917,828
Other receivables, Non-current	$ 58,480,998	$ 34,264,571